Putnam Emerging Markets ex-China ETF
The fund's portfolio
1/31/24 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value
Air freight and logistics (1.5%)
InPost SA (Poland)(NON)	6,774	$102,093

		102,093
Automobiles (2.4%)
Kia Corp. (South Korea)	2,217	169,557

		169,557
Banks (16.7%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	54,235	165,275
Alinma Bank (Saudi Arabia)	12,637	139,241
Banco do Brasil SA (Brazil)	9,400	107,103
Bank Central Asia Tbk PT (Indonesia)	151,000	91,263
Bank Mandiri Persero Tbk PT (Indonesia)	354,800	148,861
Grupo Financiero Banorte SAB de CV Class O (Mexico)	21,129	214,844
ICICI Bank, Ltd. (India)	23,813	294,605

		1,161,192
Broadline retail (2.3%)
MercadoLibre, Inc. (Brazil)(NON)	92	157,487

		157,487
Capital markets (1.1%)
B3 SA - Brasil Bolsa Balcao (Brazil)	28,079	74,187

		74,187
Chemicals (2.4%)
Hansol Chemical Co., Ltd. (South Korea)	386	56,942
Supreme Industries, Ltd. (India)	2,203	109,493

		166,435
Communications equipment (2.9%)
Accton Technology Corp. (Taiwan)	12,000	199,891

		199,891
Construction and engineering (1.3%)
Larsen & Toubro, Ltd. (India)	2,187	91,301

		91,301
Construction materials (1.5%)
UltraTech Cement, Ltd. (India)	839	102,472

		102,472
Consumer staples distribution and retail (4.8%)
Dino Polska SA (Poland)(NON)	625	67,488
Shoprite Holdings, Ltd. (South Africa)	8,365	121,209
Sumber Alfaria Trijaya Tbk PT (Indonesia)	450,800	75,426
WalMart de Mexico (Walmex) SAB de CV (Mexico)	16,869	69,675

		333,798
Electrical equipment (3.4%)
KEI Industries, Ltd. (India)	6,132	235,132

		235,132
Electronic equipment, instruments, and components (4.0%)
Elite Material Co., Ltd. (Taiwan)	7,000	102,076
Samsung SDI Co., Ltd. (South Korea)	306	83,728
Sinbon Electronics Co., Ltd. (Taiwan)	11,000	90,154

		275,958
Entertainment (0.6%)
Netflix, Inc.(NON)	69	38,924

		38,924
Financial services (1.3%)
REC, Ltd. (India)	14,558	87,077

		87,077
Health care providers and services (2.8%)
Apollo Hospitals Enterprise, Ltd. (India)	1,062	80,933
Max Healthcare Institute, Ltd. (India)	11,830	110,683

		191,616
Hotels, restaurants, and leisure (6.2%)
Alsea SAB de CV (Mexico)(NON)	23,959	94,004
Indian Hotels Co., Ltd. (India)	34,765	205,560
MakeMyTrip, Ltd. (India)(NON)	1,686	93,388
Zomato, Ltd. (India)(NON)	21,899	36,703

		429,655
Independent power and renewable electricity producers (1.3%)
NTPC, Ltd. (India)	23,742	90,691

		90,691
IT Services (2.4%)
Tata Consultancy Services, Ltd. (India)	3,690	169,457

		169,457
Metals and mining (1.6%)
Anglo American PLC (London Exchange) (United Kingdom)	2,503	59,410
APL Apollo Tubes, Ltd. (India)	3,017	54,579

		113,989
Oil, gas, and consumable fuels (2.6%)
PRIO SA (Brazil)	11,900	105,516
Reliance Industries, Ltd. (India)	2,167	74,228

		179,744
Passenger airlines (0.9%)
Copa Holdings SA Class A (Panama)	649	62,343

		62,343
Pharmaceuticals (4.1%)
AstraZeneca PLC (United Kingdom)	695	92,500
Eli Lilly and Co.	161	103,943
Sun Pharmaceutical Industries, Ltd. (India)	5,156	87,905

		284,348
Real estate management and development (1.7%)
Phoenix Mills, Ltd. (The) (India)	4,154	121,229

		121,229
Semiconductors and semiconductor equipment (17.8%)
Advanced Micro Devices, Inc.(NON)	664	111,346
MediaTek, Inc. (Taiwan)	2,000	61,548
SK Hynix, Inc. (South Korea)	2,499	247,579
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	41,000	821,354

		1,241,827
Software (0.9%)
Totvs SA (Brazil)	10,214	64,982

		64,982
Specialty retail (1.7%)
JUMBO SA (Greece)	4,292	120,568

		120,568
Technology hardware, storage, and peripherals (5.7%)
AURAS Technology Co., Ltd. (Taiwan)	5,000	59,356
Samsung Electronics Co., Ltd. (South Korea)	6,187	335,488

		394,844
Textiles, apparel, and luxury goods (1.7%)
LVMH Moet Hennessy Louis Vuitton SA (France)	141	117,270

		117,270
Transportation infrastructure (1.6%)
International Container Terminal Services, Inc. (Philippines)	25,110	108,572

		108,572

Total common stocks (cost $5,900,014)		$6,886,639

SHORT-TERM INVESTMENTS (1.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.06%(AFF)	92,645	$92,645

Total short-term investments (cost $92,645)		$92,645
TOTAL INVESTMENTS

Total investments (cost $5,992,659)		$6,979,284

	Key to holding's abbreviations
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,945,432.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
	Short-term investments
	Putnam Government Money Market Fund Class P†	$162,245	$273,974	$343,574	$1,931	$92,645

	Total Short-term investments	$162,245	$273,974	$343,574	$1,931	$92,645
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	India	29.3
	Taiwan	19.1
	South Korea	12.8
	Brazil	7.3
	Mexico	5.4
	United States	5
	Indonesia	4.5
	Poland	2.4
	United Arab Emirates	2.4
	United Kingdom	2.2
	Saudi Arabia	2
	South Africa	1.7
	Greece	1.7
	France	1.7
	Philippines	1.6
	Panama	0.9

	Total	100.0%

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$38,924	$—	$—
Consumer discretionary	344,879	649,658	—
Consumer staples	69,675	264,123	—
Energy	105,516	74,228	—
Financials	396,134	926,322	—
Health care	103,943	372,021	—
Industrials	62,343	537,098	—
Information technology	176,328	2,170,631	—
Materials	—	382,896	—
Real estate	—	121,229	—
Utilities	—	90,691	—

Total common stocks	1,297,742	5,588,897	—
Short-term investments	92,645	—	—

Totals by level	$1,390,387	$5,588,897	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com